GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

9. GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill were as follows:

	Search and Portal	E-commerce, Mobility and Delivery	Plus and Entertainment	Classifieds	Other Business Units and Initiatives	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2021
Gross amount of goodwill	2,719	95,560	2,140	5,194	—	105,613	—
Accumulated impairment loss	—	(762)	(576)	—	—	(1,338)	—
	2,719	94,798	1,564	5,194	—	104,275	—

Acquisitions (Note 3)	—	12,250	—	1,188	151	13,589	—

Balance as of December 31, 2021
Gross amount of goodwill	2,719	107,810	2,140	6,382	151	119,202	—
Accumulated impairment loss	—	(762)	(576)	—	—	(1,338)	—
	2,719	107,048	1,564	6,382	151	117,864	—

Acquisitions (Note 3)	—	26,139	—	—	—	26,139	371.6
Foreign currency translation adjustment	—	(226)	—	—	—	(226)	(3.2)

Balance as of December 31, 2022
Gross amount of goodwill	2,719	133,724	2,140	6,382	151	145,116	2,063.1
Accumulated impairment loss	—	(762)	(576)	—	—	(1,338)	(19.0)
	2,719	132,962	1,564	6,382	151	143,778	2,044.1

Goodwill is non-deductible for tax purposes for all business combinations completed in the years ended December 31, 2020, 2021 and 2022.

Intangible assets, net of amortization, as of December 31, 2021 and 2022 consisted of the following intangible assets:

	As of December 31, 2021			As of December 31, 2022
	Gross	Less:	Net	Gross	Less:	Net	Net	Weighted-average
	carrying	Accumulated	carrying	carrying	Accumulated	carrying	carrying	remaining
	amount	amortization	amount	amount	amortization	amount	amount	useful life
	RUB	RUB	RUB	RUB	RUB	RUB	$	(in years)
Acquisition-related intangible assets:
Trade names and domain names	3,766	(2,202)	1,564	13,430	(2,840)	10,590	150.6	9.1
Customer relationships	11,977	(2,703)	9,274	13,226	(3,834)	9,392	133.5	8.1
Content and software	8,574	(2,370)	6,204	8,387	(3,444)	4,943	70.3	3.5
Supplier relationships	187	(41)	146	215	(83)	132	1.9	2.9
Total acquisition-related intangible assets:	24,504	(7,316)	17,188	35,258	(10,201)	25,057	356.3
Other intangible assets:
Technologies and licenses	9,338	(5,030)	4,308	10,765	(5,799)	4,966	70.6	2.3
Assets not yet in use	863	—	863	1,743	—	1,743	24.7
Total other intangible assets:	10,201	(5,030)	5,171	12,508	(5,799)	6,709	95.3
Total intangible assets	34,705	(12,346)	22,359	47,766	(16,000)	31,766	451.6

Trade names and domain names in the gross amount of RUB 9,626 ($136.9) and customer relationships in the amount of RUB 4,058 (57.7$) represent intangible assets acquired in 2022 in connection with the transaction to acquire Delivery Club (Note 3).

In 2022, the Group recognized a loss from the impairment of the customer relationships assets related to E-commerce, Mobility and Delivery segment of RUB 2,740 ($39.0) (the amount of intangible assets carrying value excess over their fair value). The fair value was determined using the discounted cash flow method (Level 3). The impairment is presented within the Sales, general and administrative line in the consolidated statements of operations.

Amortization expenses of acquisition-related intangible assets for the years ended December 31, 2020, 2021 and 2022 were RUB 1,924, RUB 3,338 and RUB 3,778 ($53.7) respectively.

Amortization expenses of other intangible assets for the years ended December 31, 2020, 2021 and 2022 were RUB 1,901, RUB 2,611 and RUB 3,853 ($54.8), respectively.

Estimated amortization expense over the next five years and thereafter for intangible assets as of December 31, 2022 is as follows:

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2023	4,356	2,449	6,805	96.7
2024	4,177	1,515	5,692	80.9
2025	3,664	622	4,286	60.9
2026	2,788	271	3,059	43.5
2027	2,022	108	2,130	30.4
Thereafter	8,042	8	8,050	114.5
Total	25,049	4,973	30,022	426.9